                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one):   [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation

Address: 7 Times Square Tower, 17/th/ Floor

         New York, NY 10036



Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Roger B. Gorham

Title:   Senior Vice President

Phone:   212-752-1356


Signature, Place, and Date of Signing:

/s/ Roger B. Gorham              New York, NY             February 3, 2012
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      2

Form 13F Information Table Entry Total: 57

Form 13F Information Table Value Total: $ 816,949 (thousands)

List of Other Included Managers:

    No.    Form 13F File Number         Name

    2                                   RSUI Indemnity Company

    3                                   Alleghany Insurance Holdings LLC

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SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 12/31/11

                                                                  SHRS               INVESTMENT                VOTING
                                                                   OR                DISCRETION              AUTHORITY
                               TITLE OF                MARKET     PRIN    SH/ PUT/ ---------------         --------------
NAME OF ISSUER                  CLASS         CUSIP    VALUE      AMT     PRN CALL SOLE SHRD OTHER MANAGER SOLE SHRD NONE
--------------               -------------- --------- -------- ---------- --- ---- ---- ---- ----- ------- ---- ---- ----
                                                      (X 1000)                     (A)  (B)   (C)          (A)  (B)  (C)
COOPER INDUSTRIES PLC        SHS            G24140108   1,083      20,000 SH                   X      2     X
AT&T INC                     COM            00206R102   1,814      60,000 SH                   X      2     X
AGILENT TECHNOLOGIES INC     COM            00846U101   1,048      30,000 SH                   X      2     X
AMERICAN EXPRESS CO          COM            025816109   1,651      35,000 SH                   X      2     X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108  15,857     260,000 SH             X            1     X
ANHEUSER BUSCH INBEV SA/NV   SPONSORED ADR  03524A108  45,133     740,000 SH             X            2     X
APPLIED MATLS INC            COM            038222105     750      70,000 SH                   X      2     X
AUTODESK INC                 COM            052769106     758      25,000 SH                   X      2     X
AUTOMATIC DATA PROCESSING IN COM            053015103   1,080      20,000 SH                   X      2     X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207   1,526      20,000 SH                   X      2     X
BOEING CO                    COM            097023105   1,100      15,000 SH                   X      2     X
CHUBB CORP                   COM            171232101   2,077      30,000 SH                   X      2     X
COCA COLA CO                 COM            191216100   2,099      30,000 SH                   X      2     X
CONOCOPHILLIPS               COM            20825C104   2,186      30,000 SH                   X      2     X
COSTCO WHSL CORP NEW         COM            22160K105   2,083      25,000 SH                   X      2     X
DEERE & CO                   COM            244199105   2,321      30,000 SH                   X      2     X
DEVON ENERGY CORP NEW        COM            25179M103  49,600     800,000 SH             X            2     X
DEVON ENERGY CORP NEW        COM            25179M103  43,400     700,000 SH             X            3     X
DISNEY WALT CO               COM DISNEY     254687106   1,688      45,000 SH                   X      2     X
DU PONT EI DE NEMOURS & CO   COM            263534109   1,602      35,000 SH                   X      2     X
ECOLAB INC                   COM            278865100   2,428      42,000 SH             X            1     X
ECOLAB INC                   COM            278865100   9,134     158,000 SH             X            2     X
EMERSON ELEC CO              COM            291011104   1,631      35,000 SH                   X      2     X
EXXON MOBIL CORP             COM            30231G102 190,710   2,250,000 SH        X                 1     X
EXXON MOBIL CORP             COM            30231G102  66,112     780,000 SH             X            2     X
FEDEX CORP                   COM            31428X106   7,348      88,000 SH             X            1     X
FEDEX CORP                   COM            31428X106  29,396     352,000 SH             X            2     X
GOOGLE INC                   COM            38259P508     969       1,500 SH                   X      2     X
HESS CORP                    COM            42809H107  24,992     440,000 SH             X            1     X
HESS CORP                    COM            42809H107  88,607   1,560,000 SH             X            2     X
HEWLETT PACKARD CO           COM            428236103     773      30,000 SH                   X      2     X
HOME DEPOT INC               COM            437076102     841      20,000 SH                   X      2     X
INTEL CORP                   COM            458140100   2,061      85,000 SH                   X      2     X
INTERNATIONAL BUSINESS MACHS COM            459200101   1,839      10,000 SH                   X      2     X
JPMORGAN CHASE & CO          COM            46625H100     998      30,000 SH                   X      2     X
JOHNSON AND JOHNSON          COM            478160104   1,640      25,000 SH                   X      2     X
KELLOGG CO                   COM            487836108   1,264      25,000 SH                   X      2     X
LAUDER ESTEE COS INC         CL A           518439104   2,246      20,000 SH                   X      2     X
LILLY ELI & CO               COM            532457108   2,078      50,000 SH                   X      2     X
LOEWS CORP                   COM            540424108     941      25,000 SH                   X      2     X
MEDTRONIC INC                COM            585055106   2,104      55,000 SH                   X      2     X
MICROSOFT CORP               COM            594918104   2,207      85,000 SH             X            2     X
NEWS CORP                    CL A           65248E104   1,249      70,000 SH                   X      2     X
NOBLE ENERGY INC             COM            655044105   1,888      20,000 SH                   X      2     X
NORDSTROM INC                COM            655664100   1,491      30,000 SH                   X      2     X
NOVARTIS AG                  SPONSORED ADR  66987V109   1,429      25,000 SH                   X      2     X
OCCIDENTAL PETE CORP DEL     COM            674599105  26,236     280,000 SH             X            1     X
OCCIDENTAL PETE CORP DEL     COM            674599105  86,203     920,000 SH             X            2     X
ORACLE CORP                  COM            68389X105   1,244      48,500 SH             X            3     X
PACCAR INC                   COM            693718108   1,124      30,000 SH                   X      2     X
PENTAIR INC                  COM            709631105     999      30,000 SH                   X      2     X
PHILIP MORRIS INTL INC       COM            718172109   1,177      15,000 SH                   X      2     X
PROCTER & GAMBLE CO          COM            742718109   2,001      30,000 SH                   X      2     X
PROGRESSIVE WASTE SOLUTIONS  COM            74339G101   2,547     130,000 SH             X            1     X
PROGRESSIVE WASTE SOLUTIONS  COM            74339G101  13,125     670,000 SH             X            2     X
SCHLUMBERGER LTD             COM            806857108   1,708      25,000 SH                   X      2     X
SEABRIGHT INSURANCE HLDGS IN COM            811656107     421      55,000 SH             X            1     X
SEABRIGHT INSURANCE HLDGS IN COM            811656107   1,109     145,000 SH             X            2     X
SEABRIGHT INSURANCE HLDGS IN COM            811656107   4,590     600,000 SH             X            3     X
SIGMA ALDRICH CORP           COM            826552101   1,249      20,000 SH                   X      2     X
SYSCO CORP                   COM            871829107   1,173      40,000 SH                   X      2     X
3M CO                        COM            88579Y101   1,798      22,000 SH                   X      2     X
US BANCORP DEL               COM NEW        902973304     947      35,000 SH                   X      2     X
UNITED PARCEL SERVICE INC    CL B           911312106   8,783     120,000 SH             X            1     X
UNITED PARCEL SERVICE INC    CL B           911312106  31,472     430,000 SH             X            2     X
WAL MART STORES INC          COM            931142103   2,092      35,000 SH                   X      2     X
WASHINGTON POST CO           CL B           939640108     754       2,000 SH                   X      2     X
WELLS FARGO & CO NEW         COM            949746101     965      35,000 SH                   X      2     X
GRAND TOTAL                                           816,949  13,049,000